Note 22 - Income Taxes - Disclosure of Detailed Information About Effective Income Tax Expense Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loss before tax	$ (263,047)	$ (75,301)
Combined statutory tax rate	27.00%	26.00%
Income tax recovery computed at statutory tax rate	$ (71,023)	$ (19,578)
Effect of different foreign statutory tax rates on earnings of subsidiaries	(15,309)	(6,476)
Impact of foreign exchange on deferred income tax assets and liabilities	13,807	(3,153)
Change in unrecognized deferred income tax asset	39,765	15,549
Tax effect of mining in Mexico	(8,225)	(2,133)
Other non-deductible expenses	834	4,259
Impact of inflationary adjustments	51	(1,085)
Change in tax provision estimates	8,258	(3,504)
Impact of post acquisition Primero restructure	(20,024)
Other	(7,017)	(5,908)
Income tax recovery	(58,883)	(22,029)
Current income tax expense	2,148	7,177
Deferred income tax recovery	$ (61,031)	$ (29,206)
Effective tax rate	22.00%	29.00%